INCOME TAX - Tax losses and excess of presumptive income (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	$ 1,993,196	$ 1,629,254
Excess of presumptive income not recognized as deferred tax assets	34,525	75,529
Tax loss carry forwards and excess of presumptive income not recognized as deferred tax assets	2,027,721	1,704,783
Not later than one year [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	4,902	1,323
Excess of presumptive income not recognized as deferred tax assets	26,883	44,246
Later than one year and not later than two years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	2,179	4,846
Excess of presumptive income not recognized as deferred tax assets	7,642	24,492
Later than two years and not later than three years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	5,908	2,748
Excess of presumptive income not recognized as deferred tax assets		6,791
Later than three years and not later than four years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets		40
Later than five years and not later than six years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	173,448
Later than six years and not later than seven years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	289,982	170,835
Later than seven years and not later than eight years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	248,444	279,605
Later than eight years and not later than nine years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	169,572	215,970
Later than nine years and not later than ten years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	37,969	15,799
Later than ten years and not later than eleven years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	262,578	6,931
Later than eleven years and not later than twelve years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	383,897	516,801
Later than twelve years and not later than thirteen years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets		122
Without expiration date [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	$ 414,318	$ 414,234